Summary financial information for equity method investees	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Summary financial information for equity method investees
34.	Summary financial information for equity method investees
The
 following tables summarise the financial information of the Group’s significant equity method investment reported to the Group by the management of those entities, adjusted for fair value adjustments at acquisition and differences in accounting policies.
Summary financial information for the year ended 31 December 2021

	Queensgate Investments	Alvarium Investment Management (Suisse)	Alvarium Capital Partners	Osprey Equity Partners	Casteel Capital	NZ PropCo Holdings	Pointwise Partners	Alvarium Kalrock
Group ownership	30%	30%	30%	50%	50%	23%	50%	40%
Turnover	10,484,310	3,973,114	794,888	150,256	1,868,300	54,279,088	1,652,717	—
Cost of sales	(9,239,869)	(2,677,306)	(535,380)	—	(818,137)	(43,903,091)	(1,578,183)	—

Gross profit/(loss)	1,244,441	1,295,808	259,508	150,256	1,050,163	10,375,997	74,534	—
Administrative expenses / Other income	(1,174,100)	(540,103)	(116,050)	(323,644)	(73,124)	(34,753,384)	(292,903)	1,991,460

Operating profit/(loss)	70,341	755,705	143,458	(173,388)	977,039	(24,377,387)	(218,369)	1,991,460
Taxation on ordinary activities	—	(138,695)	—	—	—	8,986,845	—	—

Profit/(loss) for the financial year	70,341	617,010	143,458	(173,388)	977,039	(15,390,542)	(218,369)	1,991,460

	Cresco Capital Advisers	Cresco Immobilien Verwaltungs GMBH	Cresco Capital Group Fund 1 GP	Cresco Capital Urban Yurt Holdings	Hadley Property Group Holdings	Alvarium Investments (NZ)	Kuno Investments	Other
Group ownership	33.33%	33.33%	33.33%	33.33%	35%	46%	49.90%	20% - 50%
Turnover	1,091,744	1,506,469	2,124,445	5,451,611	5,095,381	12,164,600	13,815,121	2,791,256
Cost of sales	(329,166)	(1,162,085)	(1,181,879)	(4,508,831)	(2,306,806)	(1,380,900)	(6,169,248)	(830,351)

Gross profit/(loss)	762,578	344,384	942,566	942,780	2,788,575	10,783,700	7,645,873	1,960,905
Administrative expenses / Other income	(114,898)	(284,598)	(44,488)	(503,255)	(2,798,346)	(6,705,306)	(7,142,166)	(2,523,031)

Operating profit/(loss)	647,680	59,786	898,078	439,525	(9,771)	4,078,394	503,707	(562,126)
Taxation on ordinary activities	—	—	—	(54,373)	—	(1,366,673)	(1,113,974)	237,838

Profit/(loss) for the financial year	647,680	59,786	898,078	385,152	(9,771)	2,711,721	(610,267)	(324,288)

Summary financial information as at 31 December 2021

	Queensgate Investments	Alvarium Investment Management (Suisse)	Alvarium Capital Partners	Osprey Equity Partners	Casteel Capital	NZ PropCo Holdings	Pointwise Partners	Alvarium Kalrock
Group ownership	30%	30%	30%	50%	50%	23%	50%	40%

Non-current assets	21,259	515,420	483	491	2,904	9,338,733	5,601	—
Current assets	9,893,323	2,199,523	482,173	271,878	528,167	180,294,696	1,249,988	3,703,197

Total assets	9,914,582	2,714,943	482,656	272,369	531,071	189,633,429	1,255,589	3,703,197

Current liabilities	(5,446,601)	(1,053,321)	(82,049)	(269,253)	(101,623)	(4,867,040)	(2,290,239)	—
Non-current liabilities	(1,875,000)	—	—	—	—	(224,272,257)	—	—

Total liabilities	(7,321,601)	(1,053,321)	(82,049)	(269,253)	(101,623)	(229,139,297)	(2,290,239)	—

Net assets	2,592,981	1,661,622	400,607	3,116	429,448	(39,505,868)	(1,034,650)	3,703,197

Capital and reserves
Called up share capital	—	100,110	14	600	—	—	—	—
Share premium	—	50,055	999,996	—	—	—	—	—
Members’ interests	2,592,981	—	—	—	429,448	—	—	3,703,197
Profit and loss account Non-controlling interest	—	1,511,457	(599,403)	2,516	—	(39,505,868)	(1,034,650)	—

Shareholders funds	2,592,981	1,661,622	400,607	3,116	429,448	(39,505,868)	(1,034,650)	3,703,197

Expected carrying amount of net investment Differences between amounts at which investments are carried and amounts of underlying equity and net assets	777,894	498,487	120,182	1,558	214,724	(9,086,350)	(517,325)	1,481,279
Effect of discontinued recognition of losses as the carrying value of investment is down to 0	(23,059)	—	—	—	—	9,086,350	517,325	—
Returns achieved on a different basis as per LLP/Shareholder agreement than as per% of investment	850,543	—	—	—	56,211	—	—	41,984

Carrying amount of goodwill	—	505,206	—	—	—	—	—	—
Carrying amount of net investment	1,605,378	498,487	120,182	1,558	270,935	—	—	1,523,263

	Cresco Capital Advisers	Cresco Immobilien Verwaltungs GMBH	Cresco Capital Group Fund 1 GP	Cresco Capital Urban Yurt Holdings	Hadley Property Group Holdings	Alvarium Investments (NZ)	Kuno Investments	Other
Group ownership	33.33%	33.33%	33.33%	33.33%	35%	46%	49.90%	20% - 50%

Non-current assets	—	169,543	—	289,070	297,121	178,819,520	8,765,173	24,146,342
Current assets	303,313	706,121	261,633	3,132,832	1,155,802	3,241,332	8,094,719	4,047,343

Total assets	303,313	875,664	261,633	3,421,902	1,452,923	182,060,852	16,859,892	28,193,685

Current liabilities	(246,206)	(1,719,858)	(62,064)	(1,471,332)	(2,652,235)	(3,216,513)	(4,382,663)	(7,982,267)
Non-current liabilities	—	—	—	—	—	(170,209,878)	(9,020,628)	(24,280,110)

Total liabilities	(246,206)	(1,719,858)	(62,064)	(1,471,332)	(2,652,235)	(173,426,391)	(13,403,291)	(32,262,377)

Net assets	57,107	(844,194)	199,569	1,950,570	(1,199,312)	8,634,461	3,456,601	(4,068,692)

Capital and reserves
Called up share capital	—	21,143	21,000	16,093	100	53	6,391	102,098
Share premium	—	—	—	—	—	—	—	—
Members’ interests	57,107	—	—	—	—	—	—	(815,518)
Profit and loss account Non-controlling interest	—	(865,337)	178,569	1,934,477	(1,199,412)	5,599,065 3,035,343	3,450,210	(3,355,272)

Shareholders funds	57,107	(844,194)	199,569	1,950,570	(1,199,312)	8,634,461	3,456,601	(4,068,692)

Expected carrying amount of net investment Differences between amounts at which investments are carried and amounts of underlying equity and net assets	19,036	(281,398)	66,523	650,190	(419,759)	2,575,594	1,724,844	(1,414,144)
Effect of discontinued recognition of losses as the carrying value of investment is down to 0	—	281,398	—	—	419,759			1,827,368
Returns achieved on a different basis as per LLP/Shareholder agreement than as per% of investment	—	—	—	—	—			—
Carrying amount of goodwill	—	—	—	—	—	—	2,834,940	—

Carrying amount of net investment	19,036	—	66,523	650,190	—	2,575,594	1,724,844	413,224

Summary financial information for the year ended 31 December 2020

	Queensgate Investments	Alvarium Investment Management (Suisse)	Alvarium Capital Partners	Osprey Equity Partners	Casteel Capital	NZ PropCo Holdings	Pointwise Partners	Alvarium Kalrock
Group ownership	30%	30%	30%	50%	50%	23%	50%	40%
Turnover	7,145,050	3,715,933	598,419	246,777	1,296,358	56,697,480	—	—
Cost of sales	(5,495,752)	(2,661,482)	(674,137)	—	(745,334)	(47,481,189)	(613,433)	—

Gross profit/(loss)	1,649,298	1,054,451	(75,718)	246,777	551,024	9,216,291	(613,433)	—
Administrative expenses / Other income	(1,095,542)	(448,474)	(247,390)	(453,889)	(58,819)	(43,206,790)	(202,858)	2,577,767

Operating profit/(loss)	553,756	605,977	(323,108)	(207,112)	492,205	(33,990,499)	(816,291)	2,577,767
Taxation on ordinary activities	(10,948)	(121,196)	—	(1,096)	—	10,665,485	—	—

Profit/(loss) for the financial year	542,808	484,781	(323,108)	(208,208)	492,205	(23,325,014)	(816,291)	2,577,767

	Cresco Capital Advisers	Cresco Immobilien Verwaltungs GMBH	Cresco Capital Group Fund 1 GP	Cresco Capital Urban Yurt Holdings	Hadley Property Group Holdings	Alvarium Investments (NZ)	Kuno Investments	Other

Group ownership	33.33%	33.33%	33.33%	33.33%	35%	46%	49.90%	20% - 50%
Turnover	1,028,927	1,359,511	1,935,905	4,665,968	9,632,109	7,064,322	13,702,036	4,139,503
Cost of sales	(497,635)	(1,057,493)	(1,039,581)	(3,898,629)	(6,160,080)	(593,579)	(6,557,180)	(2,277,412)

Gross profit/(loss)	531,292	302,018	896,324	767,339	3,472,029	6,470,743	7,144,856	1,862,091
Administrative expenses / Other income	(111,313)	(564,828)	(63,558)	(722,925)	(2,391,764)	(3,945,098)	(6,914,413)	(2,220,074)

Operating profit/(loss)	419,979	(262,810)	832,766	44,414	1,080,265	2,525,645	230,443	(357,983)
Taxation on ordinary activities	—	—	—	(77,134)	213,877	(745,731)	(945,264)	(4,280)

Profit/(loss) for the financial year	419,979	(262,810)	832,766	(32,720)	1,294,142	1,779,914	(714,821)	(362,263)

Summary financial information as at 31 December 2020

	Queensgate Investments	Alvarium Investment Management (Suisse)	Alvarium Capital Partners	Osprey Equity Partners	Casteel Capital	NZ PropCo Holdings	Pointwise Partners	Alvarium Kai rock
Group ownership	30%	30%	30%	50%	50%	23%	50%	40%

Non-current assets	45,948	220,000	30,233	1,140	3,739	15,693,138	4,427	—
Current assets	13,000,933	2,523,939	363,186	541.069	507,738	276,441,912	9,060	2,475,034

Total assets	13,126,881	2,743,947	401,419	542,217	511,477	292,135,050	13,487	2,475,034

Current liabilities	(6,621,633)	(1,210,347)	(144,260)	(365,713)	(207,610)	(132,249,357)	(829,778)	—
Non-current liabilities	(2,000,000)	—	—	—	—	(181,186,081)	—	—

Total liabilities	(8,621,633)	(1,210,347)	(144,268)	(365,713)	(207,610)	(313,435,438)	(829,778)	—

Net assets	4,505,248	1,533,600	257,151	176,504	303,867	(21,300,388)	(816,291)	2,475,034

Capital and reserves
Called up share capital	—	102,055	14	600	—	—	—	—
Share premium	—	51,028	999,996	—	—	—	—	—
Members’ interests	4,505,248	—	—	—	303,067	—	—	2,475,034
Profit and loss account
Non-controlling interest	—	1,300,517	(742,059)	175,904	—	(21,300,380)	(816,291)	—

Shareholders funds	4,505,248	1,533,600	257,151	176,504	303,867	(21,300,388)	(816,291)	2,475,034

Expected carrying amount of net investment	1,351,574	460,080	77,145	88,252	151,934	(4,899,089)	(408,146)	990,014
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Effect of discontinued recognition of losses as the carrying value of investment is down to 0	—	—	—	—	—	4,899,089	408,146	—
Returns achieved on a different basis as per LLP/Shareholder agreement than as per % of investment	77,158				52,474			77,206

Carrying amount of goodwill	—	586,058	—	—	—	—	—	—
Carrying amount of net investment	1,428,732	460,080	77,145	88,252	204,407	—	—	1,067,220

	Cresco Capital Advisers	Cresco Immobilien Verwaltungs GMBH	Cresco Capital Group Fund 1 GP	Cresco Capital Urban Yurt Holdings	Hadley Property Group Holdings	Alvarium Investments (NZ)	Kuno Investments	Other
Group ownership	33.33%	33.33%	33.33%	33.33%	35%	46%	49.90%	20% - 50%

Non-current assets	860	202,620	—	372,423	46,621	251,644,701	10,207,395	3,615,604
Current assets	184,529	459,323	333,035	3,686,144	1,610,855	27,335	7,720,822	4,891,470

Total assets	185,339	661,943	333,035	4,058,567	1,657,476	251,672,036	17,928,217	8,507,074

Current liabilities	(110,936)	(1,621,770)	(125,433)	(2,385,210)	(2,836,009)	(6,362,727)	(3,701,089)	(6,421,020)
Non-current liabilities	—	—	—	—	(11,008)	(242,402,590)	(10,155,392)	(4,065,836)

Total liabilities	(110,936)	(1,621,770)	(125,433)	(2,385,210)	(2,847,017)	(248,765,317)	(13,856,481)	(10,486,856)

Net assets	74,453	(959,827)	207,602	1,673,357	(1,189,541)	2,906,719	4,071,736	(1,979,782)

Capital and reserves
Called up share capital	—	21,143	21,000	16,093	100	53	6,391	109,696
Share premium	—	—	—	—	—	—	—	—
Members’ interests	74,453	—	—	—	—	—	—	(1.047,399)
Profit and loss account	—	(980,970)	186,602	1,657,264	(1,189,641)	3,385,592	4,065,345	(1,042,079)
Non-controlling interest						(478,926)		—

Shareholders funds	74,453	(959,827)	207,602	1,673,357	(1,189,541)	2,906,719	4,071,736	(1,979,782)

Expected carrying amount of net investment	24,815	(319,910)	69,193	557,730	(416,339)	1,557,397	2,031,796	(938,404)
Differences between amounts at which investments are carried and amounts of underlying equity and net assets
Effect of discontinued recognition of losses as the carrying value of investment is down to 0	—	319,910	—	—	416,339			1,278,487
Returns achieved on a different basis as per LLP/Shareholder agreement than as per % of investment	15,161	—	—	—	—			—

Carrying amount of goodwill	—	—	—	—	—	—	3,476,813	—
Carrying amount of net investment	39,976	—	69,193	557,730	—	1,557,397	2,031,796	340,083

Summary financial information for the year ended 31 December 2019

	Queensgate Investments	Alvarium Investment Management (Suisse)	Alvarium Capital Partners	Osprey Equity Partners	Casteel Capital	NZ PropCo Holdings	Pointwise Partners	Alvarium Kalrock
Group ownership	30%	30%	30%	50%	50%	23%	50%	40%
Turnover	9,318,930	3,734,355	695,653	2,541,262	1,502,952	475,584	—	867,399
Cost of sales	(6,617,096)	(2,857,802)	(781,830)	—	(531,801)	(319,739)	—	—

Gross profit/(loss)	2,701,834	876,553	(86,177)	2,541,262	971,151	155,845	—	867,399
Administrative expenses / Other income	(1,455,902)	(341,173)	(175,001)	(4,122,626)	(91,342)	(3,087,680)	—	—

Operating profit/(loss)	1,245,932	535,380	(261,178)	(1,581.364)	879,809	(2,931,835)	—	867,399
Taxation on ordinary activities	(20,111)	(107,076)	—	—	—	1,900,617	—	—

Profit/(loss) for the financial year	1,225,821	428,304	(261,178)	(1,581,364)	879,809	(1,031,218)	—	867,399

	Cresco Capital Advisers	Cresco Immobilien Verwaltungs GMBH	Cresco Capital Group Fund 1 GP	Cresco Capital Urban Yurt Holdings	Hadley Property Group Holdings	Alvarium Investments (NZ)	Kuno Investments	Other
Group ownership	33.33%	33.33%	33.33%	33.33%	35%	50%	49.90%	20% - 50%
Turnover	1,230,305	1,361,224	2,182,515	5,101,052	3,731,411	14,526,570	12,636,547	2,824,340
Cost of sales	(440,954)	(799,564)	(1,261,331)	(3,058,558)	(1,772,859)	(10,694,878)	(5,797,619)	(1,839,199)

Gross profit/(loss)	789,351	561,660	921,184	2,042,494	1,958,552	3,831,692	6,838,928	985,141
Administrative expenses / Other income	(152,634)	(820,363)	(149,279)	(1,584,575)	(2,972,970)	(2,725,155)	(6,121,790)	(1,683,347)

Operating profit/(loss)	636,717	(258,703)	771,905	457,919	(1,014,418)	1,100,537	717,138	(698,206)
Taxation on ordinary activities	—	—	—	(155,940)	(1,578)	(421,147)	(1,032,764)	(24,794)

Profit/(loss)for the financial year	636,717	(258,703)	771,905	301,979	(1,015,996)	685,390	(315,626)	(723,000)

For equity method investees which are governed by a limited liability partnership, the Group’s share of net assets from limited liability partnerships is determined by the underlying partnership agreements, rather than the Group’s percentage holding in these entities.

The Group’s policy for discontinuing recognition of losses in investments where the carrying value is nil is disclosed in note 2 of these financial statements.